Escrow Release - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 25, 2017	Jan. 01, 2015	Dec. 05, 2014
Investments [Abstract]
Percentage of sales proceeds to be held in escrow account	10.00%
Amount received from escrow account			$ 30.5
Escrow cash distribution declared date	Jan. 01, 2015
Escrow cash distribution declared amount out of share premium account		$ 28.3
Escrow cash distribution paid to the shareholders date month and year	2015-01